CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 4,373,926	$ 1,293,767
Cash and cash equivalents attributed to variable interest entity	147,865	199,952
Accounts Receivable, less allowances of none and $33,000, respectively	5,524,133	845
Prepaid expenses	67,463	0
Marketable securities	2,892,319	2,231,218
Inventories	253,609	192,000
Precious metal concentrate	1,166,709	1,166,709
Other assets	784,998	73,245
Total current assets	15,211,022	5,157,736
Other investments	4,000	4,000
Notes receivable	1,156,526	1,194,235
Property and equipment, net	31,545,826	24,692,111
Rights of use assets- operating leases	648,201	663,291
License agreement, net	2,255,610	2,370,835
Intellectual property, net	37,422,454	13,662,037
Goodwill	6,562,028	0
Total assets	94,805,667	47,744,245
Current liabilities:
Accounts payable and accrued expenses	9,473,001	2,023,985
Operating lease liabilities, current	364,103	287,769
Finance lease liabilities, current	652,440	0
Loans and notes payable, current	971,441	1,511,447
Loans and notes payable, current attributed to variable interest entity	2,597,709	3,416,379
Long-term debt (working interest royalty programs), current	9,363	3,256
Total current liabilities	14,068,057	7,242,836
Operating lease liabilities, long term	338,532	434,109
Finance lease liabilities, long term	3,222,920	0
Loans and notes payable, long term	29,376,628	1,185,970
Long-term debt (working interest royalty programs)	4,968,740	6,171,298
Deferred income tax liabilities	5,156,899	5,156,899
Total liabilities	57,131,776	20,191,112
Stockholders' equity:
Convertible, preferred stock, $.001 par value; 3,400,000 shares authorized;(1) Series A- 66,667 issued and outstanding(1)	0	67
Common stock, $.001 par value; 41,666,667 shares authorized; 18,064,838 and 12,330,859 were issued and outstanding as of September 30, 2022 and December 31, 2021(1)	18,065	12,331
Additional paid-in capital	73,304,687	58,279,590
Treasury stock, at cost	(20,000)	(20,000)
Accumulated deficit	(42,817,572)	(35,731,359)
Total Vivakor, Inc. stockholders' equity	30,485,180	22,540,629
Noncontrolling interest	7,188,711	5,012,504
Total stockholders' equity	37,673,891	27,553,133
Total liabilities and stockholders’ equity	$ 94,805,667	$ 47,744,245